UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: November 19, 2014 to December 17, 2014

Commission File Number of issuing entity: 333-177891-01

WFRBS Commercial Mortgage Trust 2012-C7

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-177891

RBS Commercial Funding Inc.

(Exact name of depositor as specified in its charter)

The Royal Bank of Scotland plc
Wells Fargo Bank, N.A.
RBS Financial Products Inc.
Basis Real Estate Capital II, LLC
Liberty Island Group I LLC
C-III Commercial Mortgage LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3880053

38-3880054

38-3880055

38-7047663

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On December 17, 2014 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C7.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2012-C7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from November 19, 2014 to December 17, 2014, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 14, 2014. The CIK number for the Depositor is 0001112998.

The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2014. The CIK number for RBS plc is 0000729153.

Wells Fargo Bank, N.A. ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on November 13, 2014. The CIK number for Wells Fargo is 0000740906.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on November 12, 2014. The CIK number for RBSFP is 0001541615.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2014. The CIK number for Basis is 0001542105.

Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2014. The CIK number for Liberty is 0001555501.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 10, 2014. The CIK number for C-III is 0001541214.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York against Wells Fargo Bank, N.A., alleging claims against the bank in its capacity as trustee for  274 residential mortgage backed securities ("RMBS") trusts (the “Complaint”). As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank, N.A. alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases alleging similar causes of action have been filed against Wells Fargo Bank, N.A. and other trustees by RMBS investors in these and other transactions. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 6. Significant Obligors of Pool Assets.

The Northridge Fashion Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on June 26, 2012. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $20,670,071.00, which represents a year-to-date figure for the period of January 1, 2014 through September 30, 2014.

The Town Center at Cobb mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on June 26, 2012. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $15,618,904.00, which represents a year-to-date figure for the period of January 1, 2014 through September 30, 2014.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C7, relating to the December 17, 2014 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.

(Depositor)

/s/ Jim Barnard

Jim Barnard, Director

Date: December 29, 2014

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C7, relating to the December 17, 2014 distribution.